Post-employment Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Information About Post Employment Benefits [Abstract]
Summary of Additional Details on Defined Pension Plans Funded Status

The following table provides additional details on the defined pension plans’ funded status (in USD thousands):

	December 31,
	2021	2020
Present value of defined benefit obligation	$(17,889)	$(15,938)
Fair value of plan assets	13,436	10,780
Net pension liability	$(4,453)	$(5,158)

Summary of Movement in Defined Benefit Obligation

The following table presents the movement in the defined benefit obligation (in USD thousands):

	2021			2020
	Funded	Unfunded	Total	Funded	Unfunded	Total
January 1	$(15,773)	$(165)	$(15,938)	$(10,703)	$(75)	$(10,778)
Service Cost	(1,054)	(80)	(1,134)	(1,547)	(49)	(1,596)
of which current service cost	(1,382)	(80)	(1,462)	(1,435)	(49)	(1,484)
of which past service cost	328	—	328	(112)	—	(112)
Interest expense	(49)	(1)	(50)	(6)	(1)	(7)
Actuarial gains (losses)	471	26	497	244	(30)	214
Actual plan participants’ contributions	(1,171)	—	(1,171)	(771)	—	(771)
Transfers (in) out due to (joiners) leavers	(651)	—	(651)	(1,663)	—	(1,663)
Currency translation differences	541	17	558	(1,327)	(10)	(1,337)
December 31	$(17,686)	$(203)	$(17,889)	$(15,773)	$(165)	$(15,938)

Summary of Movement in Defined Benefit Plans Assets

The following table presents the movement in the defined benefit plans’ assets (in USD thousands):

	2021	2020
As of January 1	$10,780	$6,715
Interest income	39	4
Return on plan assets, excl. interest income	(32)	(45)
Administrative expenses	(62)	(42)
Employer contributions	1,257	819
Employee contributions	1,171	771
Transfers in (out) due to joiners (leavers)	651	1,663
Currency translation differences	(368)	895
As of December 31	$13,436	$10,780

Summary of Defined Benefit Plans Assets

The following table presents the defined benefit plan assets, which include the following (in USD thousands):

	December 31,
	2021	2020
Cash	$528	$319
Insurance policies	12,908	10,461
Total	$13,436	$10,780

Schedule of Pension Costs Recognized in Statement of Loss

The follow table presents the pension costs recognized in statement of loss (in USD thousands):

	December 31,
	2021			2020			2019
	Funded	Unfunded	Total	Funded	Unfunded	Total	Funded	Unfunded	Total
Service cost	$(1,054)	$(80)	$(1,134)	$(1,547)	$(49)	$(1,596)	$(843)	$(26)	$(869)
Interest cost	(49)	(1)	(50)	(6)	(1)	(7)	(68)	(1)	(69)
Total recognized	$(1,103)	$(81)	$(1,184)	$(1,553)	$(50)	$(1,603)	$(911)	$(27)	$(938)

Schedule of Pension Remeasurement Recognized in Statement Other Comprehensive Loss

The follow table presents the pension remeasurement recognized in statement other comprehensive loss (in USD thousands):

	December 31,
	2021			2020			2019
	Funded	Unfunded	Total	Funded	Unfunded	Total	Funded	Unfunded	Total
Changes in demographic assumptions	$1,278	$—	$1,278	$1,039	$—	$1,039	$—	$—	$—
Changes in financial assumptions	37	13	50	157	(16)	141	(949)	(15)	(964)
Experience adjustments	(844)	13	(831)	(952)	(14)	(966)	(431)	10	(421)
Total actuarial gains (losses)	471	26	497	244	(30)	214	(1,380)	(5)	(1,385)
Return on plan assets	(32)	—	(32)	(45)	—	(45)	(93)	—	(93)
Currency translation differences	(4)	—	(4)	13	2	15	(45)	—	(45)
Total recognized	$435	$26	$461	$212	$(28)	$184	$(1,518)	$(5)	$(1,523)

Schedule of Sensitivity Analysis for Funded and Unfunded Plans

The table below presents the sensitivity analysis for the funded plans (in USD thousands):

	2021	2020
Discount rates
Increase of 25 basis points	(576)	(637)
Decrease of 25 basis points	635	697
Expected rates of salary increases
Increase of 25 basis points	122	137
Decrease of 25 basis points	(120)	(134)
Interest rate
Increase of 25 basis points	189	206
Decrease of 25 basis points	(185)	(199)
Inflation
Increase of 25 basis points	121	134
Decrease of 25 basis points	(118)	(130)
Life expectancy
Increase of 1 year	145	177
Decrease of 1 year	(145)	(176)

The table below presents the sensitivity analysis for the unfunded plans (in USD thousands):

	2021	2020
Discount rates
Increase of 50 basis points	(26)	(18)
Decrease of 50 basis points	30	20
Expected rates of salary increases
Increase of 50 basis points	30	20
Decrease of 50 basis points	(26)	(18)